Accounts Receivable	6 Months Ended
Jun. 30, 2018
Receivables [Abstract]
Accounts Receivable

Note 4 – Accounts Receivable

Accounts receivable consisted of the following at December 31:

	December 31		June 30
	2017	2016	2018
			(unaudited)

Gross accounts receivable	$295,704	$-	$1,314,201
Less: allowance for doubtful accounts and contractual adjustments	(156,723)	-	(788,060)
Accounts receivable, net	$138,981	$-	$526,141